SHARE OPTIONS - Additional Information (Details) - USD ($)		1 Months Ended		12 Months Ended
	Nov. 10, 2016	Dec. 31, 2017	Nov. 30, 2016	Dec. 31, 2018	Dec. 31, 2017	Feb. 28, 2019	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility				71.00%
Expected dividends				$ 0
Risk-free rate				1.55%
Expected term of share options				5 years
Share based compensation cost				$ 500,000	$ 600,000
Compensation costs not yet recognized		$ 1,100,000		$ 500,000	$ 1,100,000
Options Outstanding and Unvested, Weighted average exercise price (in dollars per share)		$ 4.20		$ 3.75	$ 4.20		$ 4.20
Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding and Unvested, Weighted average exercise price (in dollars per share)						$ 3.70
2016 Share Option Scheme [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued for Equity Incentive Plan (in shares)		60,000		75,000	60,000
2016 Share Option Scheme [Member] | Share options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of scheme			10 years
Term of share options			5 years
Vesting period			3 years
2016 Share Option Scheme [Member] | Share options | Vesting on first anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rate			33.33%
2016 Share Option Scheme [Member] | Share options | Vesting on second anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rate			33.33%
2016 Share Option Scheme [Member] | Share options | Vesting on third anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rate			33.33%
Share options | Senior management | 2016 Share Option Scheme [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options approved for issuance to senior management (in shares)	700,000
Exercise price (in dollars per share)	$ 4.20